Related party transactions (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of related party [Abstract]
Disclosure of transactions between related parties [text block]
During the reporting years, total compensation paid to directors and the executives of Bladex as representatives of the Bank amounted to:

	December 31, 2017	December 31, 2016	December 31, 2015
Expenses:
Compensation costs paid to directors	884	880	949
Compensation costs paid to executives	2,370	4,055	4,601